Voyage revenues (Tables)	6 Months Ended
Jun. 30, 2019
Disaggregation of Revenue [Abstract]
Disaggregation of revenue

	Six months period ended
	2018	2019

Time charters	$152,079	$176,709
Voyage charters	99,029	145,443
Pool revenues	2,553	2,130
	$253,661	$324,282